Post-Employee Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Interest cost for defined benefits plan	$ 104,918	$ 108,699	$ 83,463
Interest income from the plan assets	(15)	(27)	(42)
(Gains) losses from remeasurement of defined benefit plans	476,805	576,143	177,527
Other Comprehensive Income
Disclosure Of Defined Benefit Plans [Line Items]
Current service cost for defined benefits plan	6,278	11,255	6,384
Interest cost for defined benefits plan	276,103	357,751	269,331
Interest income from the plan assets	(174,136)	(251,095)	(190,284)
Past service cost	(18,949)	(8,643)	(850)
Defined benefit plan obligation reductions	(69,859)
Interest cost on asset ceiling components	2,936	2,016	4,373
Expenses recognized in Profit or Loss	22,373	111,284	88,954
(Gains) losses from remeasurement of defined benefit plans	476,805	576,143	177,527
Total expense recognized in Comprehensive Income	$ 499,178	$ 687,427	$ 266,481